CONSOLIDATED INCOME STATEMENT (UNAUDITED) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Consolidated Income Statement [Abstract]
Shipping revenues		$ 107,151	$ 141,125	$ 353,266	$ 437,067
Other revenues	[1],[2]	197	982	971	3,315
Total revenues		107,348	142,107	354,237	440,382
Other income		970	0	970	0
Gain on sale of vessels		15,688	0	52,943	0
Operating expenses
Voyage expenses		(28,047)	(48,484)	(102,006)	(134,390)
Vessel operating expenses		(18,436)	(19,048)	(55,868)	(58,614)
Depreciation and amortization		(25,969)	(28,135)	(79,379)	(84,264)
General and administrative expenses		(4,132)	(4,169)	(14,267)	(13,354)
Total operating expenses		(76,584)	(99,837)	(251,521)	(290,621)
Operating (loss)/ income		47,422	42,270	156,630	149,760
Interest income		936	1,035	2,549	3,061
Interest expense		(2,586)	(7,318)	(11,879)	(24,015)
Fair value gain/(loss) on derivative financial liabilities		(354)	0	(354)	0
Other financial (expense)/income		(520)	(719)	(1,852)	(1,643)
Profit/(loss) before tax		44,898	35,268	145,094	127,163
Income tax expense		(93)	(79)	(206)	(414)
Profit/(loss) after tax		44,805	35,189	144,888	126,749
Attributable to owners of non-controlling interest		2	(17)	(136)	308
Attributable to the owners of parent		$ 44,803	$ 35,206	$ 145,024	$ 126,442
Basic earnings/(loss) per share (in dollars per share)		$ 0.28	$ 0.22	$ 0.9	$ 0.78
Diluted earnings/(loss) per share (in dollars per share)		$ 0.28	$ 0.22	$ 0.9	$ 0.78
Weighted average number of shares (basic) (in shares)		160,799,407	161,464,487	160,653,406	161,382,024
Weighted average number of shares (diluted) (in shares)		160,885,603	161,553,185	160,722,392	161,479,762

[1]	Other revenues mainly relate to technical management services provided and are recognized in accordance with IFRS 15.
[2]	Voyage charter revenues are related to revenue from spot charters and are recognized in accordance with IFRS 15.